Shareholder Report, Holdings (Details)	Sep. 30, 2024 [1]
Pioneer Multi-Asset Ultrashort Income Fund - CLASS Y [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS Y [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS Y [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS Y [Member] | Commercial MortgageBacked Security [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS Y [Member] | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS Y [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS Y [Member] | Insurance-Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS K [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS K [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS K [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS K [Member] | Commercial MortgageBacked Security [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS K [Member] | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS K [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS K [Member] | Insurance-Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS C2 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS C2 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS C2 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS C2 [Member] | Commercial MortgageBacked Security [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS C2 [Member] | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS C2 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS C2 [Member] | Insurance-Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS C [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS C [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS C [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS C [Member] | Commercial MortgageBacked Security [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS C [Member] | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS C [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS C [Member] | Insurance-Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS A | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS A | Commercial MortgageBacked Security [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS A | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS A | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Pioneer Multi-Asset Ultrashort Income Fund - CLASS A | Insurance-Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Pioneer Fundamental Growth Fund -Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.20%
Pioneer Fundamental Growth Fund -Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
Pioneer Fundamental Growth Fund -Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Pioneer Fundamental Growth Fund -Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
Pioneer Fundamental Growth Fund -Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Pioneer Fundamental Growth Fund -Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Pioneer Fundamental Growth Fund -Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Pioneer Fundamental Growth Fund -Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Pioneer Fundamental Growth Fund- Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.20%
Pioneer Fundamental Growth Fund- Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
Pioneer Fundamental Growth Fund- Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Pioneer Fundamental Growth Fund- Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
Pioneer Fundamental Growth Fund- Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Pioneer Fundamental Growth Fund- Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Pioneer Fundamental Growth Fund- Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Pioneer Fundamental Growth Fund- Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Pioneer Fundamental Growth Fund -Class K | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.20%
Pioneer Fundamental Growth Fund -Class K | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
Pioneer Fundamental Growth Fund -Class K | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Pioneer Fundamental Growth Fund -Class K | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
Pioneer Fundamental Growth Fund -Class K | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Pioneer Fundamental Growth Fund -Class K | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Pioneer Fundamental Growth Fund -Class K | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Pioneer Fundamental Growth Fund -Class K | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Pioneer Fundamental Growth Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.20%
Pioneer Fundamental Growth Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
Pioneer Fundamental Growth Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Pioneer Fundamental Growth Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
Pioneer Fundamental Growth Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Pioneer Fundamental Growth Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Pioneer Fundamental Growth Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Pioneer Fundamental Growth Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Pioneer Fundamental Growth Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.20%
Pioneer Fundamental Growth Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
Pioneer Fundamental Growth Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Pioneer Fundamental Growth Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
Pioneer Fundamental Growth Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Pioneer Fundamental Growth Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Pioneer Fundamental Growth Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Pioneer Fundamental Growth Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.